EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

21.    EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income	142,191,365	405,575,533	924,352,495
Less: Net (loss)/income attributable to non-controlling interests	485,676	(903,161)	25,690,269
Net income attributable to JinkoSolar’s ordinary shareholders	141,705,689	406,478,694	898,662,226
Dilutive effects of call option	—	—	(91,066,662)
Numerator for diluted income per share	141,705,689	406,478,694	807,595,564

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	128,944,330	153,806,379	169,363,306
Dilutive effects of share options	2,742,900	897,786	1,909,930
Dilutive effects of call option	—	—	(4,705,479)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	131,687,230	154,704,166	166,567,757

Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	1.10	2.64	5.31
Diluted earnings per share attributable to JinkoSolar’s ordinary shareholders	1.08	2.63	4.85

For the years ended December 31, 2018 and 2019, convertible senior notes convertible into 873 and 17,708,332 shares were not included in the computation of diluted EPS because of their anti-dilutive effect.

Because of the dilutive impact, potential shares underlying the call option arrangement (note 23) were removed from weighted average number of ordinary shares outstanding since its issuance date, and changes in income of the assumed exercise of call option were also recorded as the adjustment to the consolidated net income to arrive at the diluted net income available to the Company’s ordinary shareholders.